OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other payables

				Consolidated
	Current		Non-current
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Payables to related parties (note 22 b)	29,651	109,087	38,058	53,356
Derivative financial instruments (note 14 d)	936,027	416,935	60,468	69,472
Dividends and interest on capital	80,624	611,307
Advances from customers (1)	2,063,509	1,120,072	5,144,623	943,919
Taxes in installments (note 19)	75,735	280,721	154,089	184,106
Profit sharing - employees	260,109	266,705
Taxes payable			30,902	10,925
Provision for consumption and services	177,152	241,965
Third party materials in our possession	285,250	303,858
Trade payables - Drawee Risk and forfaiting (2)	4,209,434	5,709,069
Trade payables (note 16)			31,060	46,269
Lease Liabilities (note 15)	137,638	177,010	596,123	516,836
Concessions payable			74,177	77,296
Other payables	39,231	81,922	308,992	314,239
	8,294,360	9,318,651	6,438,492	2,216,418

(1)	Advances from Customers: On December 31, 2022, the subsidiaries CSN Mineração and CSN Cimentos signed advance contracts for the sale of electricity with national operators in the sector to be executed for up to 8 years. Additionally, the subsidiary CSN Mineração S.A. received in advance the total amount of US$500,000 (R$2,599,300) relating to supply contracts for approximately 13 million tons of iron ore signed with an important international player, to be executed within a period of 4 years, with supply scheduled to begin in 2024. On June 30, 2023, the subsidiary CSN Mineração entered into an addendum to the advance contract, signed on January 16, 2023, in the amount of US$300,000 for additional supply of 6.3 million tons of iron ore. From this amendment, the Company received the amount of US$205,000 (R$987,936) on June 30, 2023, the remaining balance of US$95,000 was received on July 31, 2023.

(2)	The Company discloses and classifies in the group of other obligations under a specific heading its drawn risk and forfaiting operations with suppliers where the nature of the securities continue to be part of the Company's operational cycle. These operations are negotiated with financial institutions to enable the Company's suppliers to advance receivables arising from sales of goods and, consequently, extend the payment terms for the Company's own obligations. The term of these operations varies from 180 days to 360 days.